Goodwill and Intangible Assets, Net - Summary of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, beginning of year	$ 125,166	$ 125,166	$ 18,981
Business acquisition			158,798
Impairment of goodwill	0	0	(52,613)
Goodwill, end of year		125,166	125,166
Beachbody [Member]
Goodwill [Line Items]
Goodwill, beginning of year	$ 125,166	125,166
Business acquisition			125,166
Goodwill, end of year		$ 125,166	125,166
Other [Member]
Goodwill [Line Items]
Goodwill, beginning of year			18,981
Business acquisition			33,632
Impairment of goodwill			$ (52,613)